Long-term debt (Tables)	12 Months Ended
Dec. 31, 2020
Long-term debt
Schedule of long-term debt

	December 31,
	2020		2019		2018
Debt securities issued in the Mexican market on June 16, 2014, for Ps. 3,000,000, accruing interest at a fixed rate of 6.85%, for a 7-year term maturing on June 7, 2021. GACN and nine of the 13 airports guarantee the certificates, which represent a guarantee of 80% of consolidated EBITDA	Ps.	3,000,000	Ps.	3,000,000	Ps.	3,000,000

Debt securities issued in the Mexican market on March 26, 2013, for Ps. 1,500,000, accruing interest at a fixed rate of 6.47%, for a 10-year term maturing on March 14, 2023. GACN and nine of the 13 airports guarantee the certificates, which represent a guarantee of 80% of consolidated EBITDA		1,500,000		1,500,000		1,500,000

Unsecured lines of credit with Private Export Funding Corporation (supported by Ex-Im Bank) in 2010 and 2011 for U.S.$ 25,365 thousand maturing on December 21, 2021. As December 31, 2020, 2019 and 2018, outstanding amounts were U.S.$ 678 thousand, U.S.$ 2,495 thousand and US.$ 4,583 thousand, respectively. Baggage screening equipment was pledged to secure the loan ⁽²⁾. The loan accrues interest at a three-month London Interbank Offered (“LIBOR”) rate plus 1.25 percentage points, with quarterly payments of principal. As of December 31, 2020, 2019 and 2018, the interest rate was 1.49%,  3.15% and 4.04%, respectively.

		13,503		49,575		90,156

Line of credit with UPS Capital Business Credit (supported by Ex-Im Bank) for U.S.$ 3,120,000. The amount was drawn down upon in April 20, 2014, and the line of credit terminates on January 25, 2019. As of December 31, 2018, the outstanding balance was, U.S.$ 156 thousand. The line of credit is secured by firefighting equipment ⁽¹⁾. The loan bears interest at three-month LIBOR plus 2.65 percentage point with quarterly principal payments. As of December 31, 2018, the interest rate was 5.44%.		—		—		3,067
Total long-term debt		4,513,503		4,549,575		4,593,223
Less:
Financing commissions		(3,115)		(5,966)		(8,629)
		4,510,388		4,543,609		4,584,594
Current portion long-term debt		(3,013,502)		(36,851)		(41,425)
Long-term debt	Ps.	1,496,886	Ps.	4,506,758	Ps.	4,543,169
(1)

Carrying value amounts to Ps. 266,181, Ps. 275,095 and  Ps.284,008  as of December 31, 2020, 2019 and 2018, respectively, and is recorded in improvements to concessioned assets (note 10). The Company is not authorized to grant such equipment as collateral in other loans or sell them to another Company.

Carrying values are Ps. 35,760 as of December 31, 2018, recorded as improvements to concessioned assets (note 10). The Company is not authorized to use these as collateral or sell them.